Cover Page	12 Months Ended
Dec. 31, 2020
Document Information [Line Items]
Entity Central Index Key	0001800227
Amendment Flag	false
Document Type	S-4/A
Entity Registrant Name	IAC/INTERACTIVECORP
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-3727412
Entity Address, Address Line One	555 West 18th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	314-7300
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Kendall F. Handler, Esq.
Entity Address, Address Line One	555 West 18th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	212
Local Phone Number	314-7300